Prospectus supplement dated February 4, 2022
to the following prospectus(es):
Nationwide Advisory Variable Universal Life prospectus dated August 6, 2021
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure change is made to the prospectus:
The Loan Amount provision in the Policy Loans section is modified as follows:
Currently, the maximum annual investment advisory policy loan allowance percentage is 1.5%.
PROS-0636
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